Basis of preparation, significant judgments, and accounting policies, Research and Development Tax Credits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Research and development tax credits [Abstract]
Recognized tax credit of research and development	$ 3.4	$ 2.6
Percentage of sensitivity on remaining unrecognized research and development tax credit	5.00%